CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
CURRENT ASSETS
CURRENT ASSETS
7. CURRENT ASSETS
Other Receivable
On July 22, 2020, the full amount of the proceeds receivable of $12.1 million (US$9.0 million) associated with the disposal of a property in South Carolina in September 2018 was received. The estimated sale price for the property in 2018 was determined using an income approach that assumed a forecast consumer price index inflation factor at the date of disposition. Accordingly, the proceeds receivable was subject to change and was dependent upon the actual consumer price index inflation factor as at December 31, 2019. As at December 31, 2019, the proceeds receivable was $11.7 million (US$9.0 million).